SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Aug. 31, 2024	May 31, 2024
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of these consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and disclosed in the accompanying notes. Actual results may differ from those estimates and such differences may be material to the consolidated financial statements.

Use of Estimates

The preparation of these consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and disclosed in the accompanying notes. Actual results may differ from those estimates and such differences may be material to the consolidated financial statements.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of DiamiR Biosciences Corp. and its wholly-owned subsidiary, DiamiR, LLC (collectively referred to as the “Company”). There are no material intercompany transactions.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of DiamiR Biosciences Corp. and its wholly-owned subsidiary, DiamiR, LLC (collectively referred to as the “Company”). There are no material intercompany transactions.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid debt instruments with a maturity of three months or less when purchased to be cash equivalents.	Cash and Cash Equivalents The Company considers all highly liquid debt instruments with a maturity of three months or less when purchased to be cash equivalents.
Related Parties

Related Parties

Parties are considered related to the Company if the parties that, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions. All transactions are recorded at fair value of the goods or services exchanged. See note 7, Convertible Notes Payable - Founders.

Related Parties

Parties are considered related to the Company if the parties that, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions. All transactions are recorded at fair value of the goods or services exchanged. See note 7, Convertible Notes Payable - Founders.

Research and Development Expenses

Research and Development Expenses

The Company expenses the cost of research and development as incurred. Research and development expenses comprise costs incurred in performing research and development activities, including clinical study costs, contracted services, and other external costs. Nonrefundable advance payments for goods and services that will be used in future research and development activities are expensed when the activity is performed or when the goods have been received, rather than when payment is made, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 730, Research and Development.

Research and Development Expenses

The Company expenses the cost of research and development as incurred. Research and development expenses comprise costs incurred in performing research and development activities, including clinical study costs, contracted services, and other external costs. Nonrefundable advance payments for goods and services that will be used in future research and development activities are expensed when the activity is performed or when the goods have been received, rather than when payment is made, in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 730, Research and Development.

Property and Equipment

Property and Equipment

Equipment is carried at cost and depreciated on a straight-line basis over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Property and Equipment

Equipment is carried at cost and depreciated on a straight-line basis over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Accounting for Income Taxes

Accounting for Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carryforwards will result in a benefit based on expected profitability by tax jurisdiction. A valuation allowance for such tax assets and loss carryforwards is provided when it is determined to be more likely than not that the benefit of such deferred tax asset will not be realized in future periods. Tax benefits of operating loss carryforwards are evaluated on an ongoing basis, including a review of historical and projected future operating results, the eligible carryforward period, and other circumstances. If it becomes more likely than not that a tax asset will be used, the related valuation allowance on such assets would be reduced.

Accounting for Income Taxes

As a result of the Share Exchange, the Company’s results of operations will be taxed as a C Corporation beginning on October 1, 2014. Prior to the Share Exchange, the Company’s operations were taxed as a limited liability company, whereby the Company elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for income taxes has been provided in the accompanying consolidated financial statements for periods prior to October 1, 2014.

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carryforwards will result in a benefit based on expected profitability by tax jurisdiction. A valuation allowance for such tax assets and loss carryforwards is provided when it is determined to be more likely than not that the benefit of such deferred tax asset will not be realized in future periods. Tax benefits of operating loss carryforwards are evaluated on an ongoing basis, including a review of historical and projected future operating results, the eligible carryforward period, and other circumstances. If it becomes more likely than not that a tax asset will be used, the related valuation allowance on such assets would be reduced.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 820, Fair Value Measurement and Disclosures, requires all entities to disclose the fair value of financial instruments, both assets and liabilities for which it is practicable to estimate fair value, and defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. As of May 31, 2024 and 2023, the recorded values of cash, accounts receivable, accounts payable and accrued expenses, and convertible note payable to founder approximate the fair values due to the short-term nature of the instruments. See note 7, Convertible Notes Payable.

The Company determines the fair value of financial and non-financial assets using the highest-level inputs available in the fair value hierarchy, which establishes three levels of inputs that may be used to measure fair value as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets that are accessible for identical assets or liabilities;

Level 2: Inputs include quoted prices for similar assets and liabilities in active or inactive markets or that are observable for the asset or liability either directly or indirectly; and

Level 3: Unobservable inputs that are supported by little or no market activity.

Since inception, the Company has made certain fair value estimates that are not recurring, generally related to share values and expected volatility, compensation expense and interest expense. Such estimates involve management’s review of available information of comparable companies and are therefore, generally unobservable Level 3 inputs.

Fair Value of Financial Instruments

ASC 820, Fair Value Measurement and Disclosures, requires all entities to disclose the fair value of financial instruments, both assets and liabilities for which it is practicable to estimate fair value, and defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. As of May 31, 2024 and 2023, the recorded values of cash, accounts receivable, accounts payable and accrued expenses, and convertible note payable to founder approximate the fair values due to the short-term nature of the instruments. See note 7, Convertible Notes Payable – Founder.

The Company determines the fair value of financial and non-financial assets using the highest level inputs available in the fair value hierarchy, which establishes three levels of inputs that may be used to measure fair value as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets that are accessible for identical assets or liabilities;

Level 2: Inputs include quoted prices for similar assets and liabilities in active or inactive markets or that are observable for the asset or liability either directly or indirectly; and

Level 3: Unobservable inputs that are supported by little or no market activity.

Since inception, the Company has made certain fair value estimates that are not recurring, generally related to share values and expected volatility, compensation expense and interest expense. Such estimates involve managements review of available information of comparable companies and are therefore, generally nonobservable Level 3 inputs.

Concentrations of Credit Risk

Concentrations of Credit Risk

Cash, cash equivalents and accounts receivable potentially subject the Company to concentration of credit risk. Cash and cash equivalents are held at U.S. FDIC-insured financial institutions and the amounts on deposit are sometimes above the FDIC insured limits of up to $250,000 per account.

Concentrations of Credit Risk

Cash, cash equivalents and accounts receivable potentially subject the Company to concentration of credit risk. Cash and cash equivalents are held at U.S. FDIC-insured financial institutions and the amounts on deposit are sometimes above the FDIC insured limits of up to $250,000 per account.

Intangible Assets

Intangible Assets

The Company records acquired intangible assets based on fair value on the date of acquisition. Finite-lived intangible assets are recorded at cost and amortized on a straight-line basis over the estimated lives of the assets. Indefinite-lived intangible assets are not subject to amortization.

Intangible Assets

The Company records acquired intangible assets based on fair value on the date of acquisition. Finite-lived intangible assets are recorded at cost and amortized on a straight-line basis over the estimated lives of the assets. Indefinite-lived intangible assets are not subject to amortization.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company assesses impairment of asset groups, including intangible assets, when events or changes in circumstances indicate that their carrying amount may not be recoverable. Long-lived assets consist of property and equipment, net, right of use assets and other intangible assets, net. Circumstances which could trigger a review include, but are not limited to: (i) changes in Company plans; (ii) competition; (iii) significant adverse changes in the business climate or legal or regulatory factors; (iv) or, expectations that the asset will more likely than not be sold or disposed of significantly before the end of its estimated useful life. If the estimated future undiscounted cash flows, excluding interest charges, from the use of an asset are less than its carrying value, a write-down would be recorded to reduce the related asset to its estimated fair value.

Impairment of Long-lived Assets

The Company assesses impairment of asset groups, including intangible assets, when events or changes in circumstances indicate that their carrying amount may not be recoverable. Long-lived assets consist of property and equipment, net, right of use assets and other intangible assets, net. Circumstances which could trigger a review include, but are not limited to: (i) changes in Company plans; (ii) competition; (iii) significant adverse changes in the business climate or legal or regulatory factors; (iv) or, expectations that the asset will more likely than not be sold or disposed of significantly before the end of its estimated useful life. If the estimated future undiscounted cash flows, excluding interest charges, from the use of an asset are less than its carrying value, a write-down would be recorded to reduce the related asset to its estimated fair value.

Patent Costs

Patent Costs

The Company has no experience or historical data to support a probable future economic benefit for the arising patent application, filing and prosecution costs. Therefore, patent costs were expensed as incurred. Should the Company experience a legal cost to defend the patent in the future, that cost would be capitalized only when it is part of the cost of retaining and obtaining the future economic benefit of the patent. Costs related to an unsuccessful outcome would be expensed.

Patent Costs

The Company has no experience or historical data to support a probable future economic benefit for the arising patent application, filing and prosecution costs. Therefore, patent costs were expensed as a general and administrative expense as incurred. Should the Company experience a legal cost to defend the patent in the future, that cost would be capitalized only when it is part of the cost of retaining and obtaining the future economic benefit of the patent. Costs related to an unsuccessful outcome would be expensed.

Revenue

Revenue

The Company’s primary source of revenue is grant revenue from non-customers. The Company applies the provisions of ASC Topic 958, Not-For-Profit Entities, applicable to contributions received and recognizes grant revenue as qualified expenses are incurred. In the three months ended August 31, 2024 and 2023, all grant revenue was received from the National Institutes of Health (“NIH”).

Under these NIH grants, the Company receives funds monthly on a cost-reimbursement basis for agreed-upon direct and indirect costs for specific research and development activities, together with a specified fee. Allowable direct costs may include personnel costs, fees for laboratory and other contract services and supplies, among others.

The Company is responsible for performing research and development activities but is not required to achieve any specified identified results. Accordingly, these grants do not contain general payback provisions. However, the Company’s performance, costs and compliance are subject to periodic audit and the Company may be required to repay funds already received in the event of noncompliance. Grant-years ending after May 31, 2023 remained subject to audit as of August 31, 2024.

As of August 31, 2024, the Company was eligible to receive up to $0.3 million of additional funding through August 2025 to support future research under the grants, subject to availability of funds and satisfactory progress, as determined by the NIH.

Revenue

The Company’s primary source of revenue is grant revenue from non-customers. The Company applies the provisions of ASC Topic 958, Not-For-Profit Entities, applicable to contributions received and recognizes grant revenue as qualified expenses are incurred. In the years ended May 31, 2024 and 2023, all grant revenue was received from the National Institutes of Health (“NIH”).

Under these NIH grants, the Company receives funds monthly on a cost-reimbursement basis for agreed-upon direct and indirect costs for specific research and development activities, together with a specified fee. Allowable direct costs may include personnel costs, fees for laboratory and other contract services and supplies, among others.

The Company is responsible for performing research and development activities but is not required to achieve any specified identified results. Accordingly, these grants do not contain general payback provisions. However, the Company’s performance, costs and compliance are subject to periodic audit and the Company may be required to repay funds already received in the event of noncompliance. Grant-years ending after May 31, 2023 remained subject to audit as of May 31, 2024.

As of May 31, 2024, the Company was eligible to receive up to $0.5 million of additional funding through August 2025 to support future research under the grants, subject to availability of funds and satisfactory progress, as determined by the NIH.

Accounting for Derivative Financial Instruments

Accounting for Derivative Financial Instruments

The Company evaluates stock options, stock warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under the relevant sections of ASC Topic 815-40, Derivative Instruments and Hedging: Contracts in Entity’s Own Equity (“ASC Topic 815-40”) and ASC Topic 470, Debt. The result of this accounting treatment could be that the fair value of a financial instrument is classified as a derivative instrument and is marked-to-market at each balance sheet date and recorded as a liability. Financial instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815-40 are reclassified to a liability account at the fair value of the instrument on the reclassification date. The Company has no financial instruments meeting the criteria for derivative accounting as of August 31, 2024 and May 31, 2024.

Accounting for Derivative Financial Instruments

The Company evaluates stock options, stock warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under the relevant sections of ASC Topic 815-40, Derivative Instruments and Hedging: Contracts in Entity’s Own Equity (“ASC Topic 815-40”) and ASC Topic 470, Debt. The result of this accounting treatment could be that the fair value of a financial instrument is classified as a derivative instrument and is marked-to-market at each balance sheet date and recorded as a liability. Financial instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815-40 are reclassified to a liability account at the fair value of the instrument on the reclassification date. The Company has no financial instruments meeting the criteria for derivative accounting as of May 31, 2024 and 2023.

Stock Based Compensation

Stock Based Compensation

The Company accounts for share-based compensation arrangements with employees and non-employees using a fair value method which requires the recognition of compensation expense for costs related to all share-based payments including share options. The fair value method requires the Company to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option-pricing model to estimate the fair value of options granted that are expensed on a straight-line basis over the requisite service period, which is generally the vesting period. The Company accounts for forfeitures as they occur.

Stock Based Compensation

The Company accounts for share-based compensation arrangements with employees and non-employees using a fair value method which requires the recognition of compensation expense for costs related to all share-based payments including share options. The fair value method requires the Company to estimate the fair value of share-based payment awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option-pricing model to estimate the fair value of options granted that are expensed on a straight-line basis over the requisite service period, which is generally the vesting period. The Company accounts for forfeitures as they occur.

Leases

Leases

The Company accounts for its operating leases under ASC 842, Leases. Accordingly, the Company determines whether a contract is, or contains, a lease at inception. Right-of-use assets represent the Company’s right to use an underlying asset during the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at lease commencement based upon the estimated present value of unpaid lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at lease commencement in determining the present value of unpaid lease payments.

Leases

The Company accounts for its operating leases under ASC 842, Leases. Accordingly, the Company determines whether a contract is, or contains, a lease at inception. Right-of-use assets represent the Company’s right to use an underlying asset during the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at lease commencement based upon the estimated present value of unpaid lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at lease commencement in determining the present value of unpaid lease payments.

Convertible Notes Payable

Convertible Notes Payable

Debt issuance costs and discounts (premiums) related to notes payable are reported as direct deductions (increases) to the outstanding debt and amortized over the term of the debt using the effective interest method as an addition (reduction) to interest expense.

Convertible Notes Payable

Debt issuance costs and discounts (premiums) related to notes payable are reported as direct deductions (increases) to the outstanding debt and amortized over the term of the debt using the effective interest method as an addition (reduction) to interest expense.

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40)— “Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, which simplifies the accounting for convertible instruments by removing major separation models currently required. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. ASU 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. The standard also simplifies the diluted net income per share calculation in certain areas. The amendments in this update were effective for public entities that are smaller reporting companies, as defined by the Securities and Exchange Commission (“SEC”), for the fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company adopted the pronouncement early on a fully retrospective basis and has not recognized calculated beneficial conversion features in its notes payable.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

There are no recently issued accounting pronouncements that the Company believes might have a material impact on its financial position or results of operations.

Recently Issued Accounting Pronouncements

There are no recently issued accounting pronouncements that the Company believes might have a material impact on its financial position or results of operations.